UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-02201

Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

113 King Street

Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

113 King Street

Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code: 914-273-4545

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (unaudited)	June 30, 2013

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE DEBT SECURITIES (81.65%)
AUTOMOTIVE (1.27%)
Ford Holdings Co. Gty., 9.30%, 03/01/30	Baa3/BB+	$1,000	$1,365,649
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BB+	500	632,163
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.875%, 08/02/21	Baa3/BB+	750	817,688

			2,815,500

CHEMICALS (2.98%)
Braskem Finance, Ltd., Co Gty., 7.00%, 05/07/20, 144A	Baa3/BBB-	500	530,000
Braskem Finance, Ltd., Co Gty., 5.375%, 05/02/22, 144A	Baa3/BBB-	750	714,375
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	637,938
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	443,752
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	Baa1/BBB	500	492,953
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	Baa1/BBB	1,500	1,486,901
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,265,750

			6,571,669

DIVERSIFIED FINANCIAL SERVICES (12.50%)
Akbank TAS, Sr. Unsec. Notes, 6.50%, 03/09/18, 144A	Baa2/NR	1,000	1,070,000
Ally Financial, Inc., Co. Gty., 7.50%, 09/15/20	B1/B+	315	363,038
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa2/A-	190	209,184
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	500	562,743
BNP Paribas SA, Jr. Sub. Notes, 5.186%, 06/29/15, 144A(b),(c)	Ba2/BBB	1,000	950,000
CDP Financial, Inc., Co. Gtd., 4.40%, 11/25/19, 144A	Aaa/AAA	400	440,109
Chase Capital II, Ltd. Gtd., Series B, 0.774%, 02/01/27(b),(d)	Baa2/BBB	70	56,788
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa2/A-	125	165,092
Citigroup, Inc., Unsec. Notes, 8.50%, 05/22/19	Baa2/A-	595	749,716
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	NR/A-	500	610,066
Deutsche Bank AG, Sub. Notes, 4.296%, 05/24/28 (b)	Baa3/BBB	1,750	1,615,845
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	253,951
General Electric Capital Corp., Jr. Sub. Notes, Series A, 7.125%, 06/15/22(b),(c)	Baa1/AA-	3,500	3,955,000
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	A1/AA+	230	263,811
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+	1,000	1,232,401
HSBC USA Capital Funding LP, Ltd. Gtd., 10.176%, 06/30/30, 144A(b),(c)	Baa2/BBB+	2,180	3,095,600
HSBC USA Trust II, Bank Gtd., 8.38%, 05/15/27, 144A(d)	NR/BBB+	2,500	2,541,570
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20	A2/A	175	183,002
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.35%, 08/15/21	A2/A	105	109,383
JPMorgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17	A1/A	1,000	1,139,091
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, 6.875%, 04/25/18	Baa2/A-	1,000	1,150,923
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	Baa1/A-	300	334,528
Santander US Debt SA Unipersonal, Bank Gtd., 3.724%, 01/20/15, 144A	Baa2/BBB	100	100,936
UBS AG Stamford CT, Bank Notes, 4.875%, 08/04/20	A2/A	250	276,051
UBS AG Stamford CT, Sub. Notes, 7.625%, 08/17/22	NR/BBB-	2,000	2,194,896
UBS Preferred Funding Trust V, Jr. Sub. Notes, Series 1, 6.243%, 05/15/16(b),(c)	Ba2/BBB-	500	515,000
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 07/29/13(b),(c)	Baa3/BBB+	3,500	3,434,375

			27,573,099

ENERGY (14.53%)
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26	A3/A-	500	624,220
APT Pipelines, Ltd., Co. Gty., 3.875%, 10/11/22, 144A	Baa2/BBB	2,000	1,844,610
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A1/A	850	1,159,157
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17, 144A(d)	Ba2/BB+	1,000	1,110,000
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,087,234
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43, 144A(b)	Baa3/BB+	1,940	1,862,400
EL Paso Corp., Sr. Unsec. Notes, 8.05%, 10/15/30	Ba2/BB	1,000	1,063,951

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(d)	Baa2/BBB-	$1,000	$1,122,500
EQT Corp., Sr. Unsec. Notes, 4.875%, 11/15/21	Baa3/BBB	1,455	1,496,887
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	120	152,478
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(d)	NR/BBB-	1,000	1,071,604
KazMunayGas National Co., Sr. Unsec. Notes, 11.75%, 01/23/15, 144A	Baa3/BBB-	500	566,250
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A	Baa3/BBB-	500	542,500
Linn Energy LLC/Linn Energy Finance Corp., Co. Gty., 6.25%, 11/01/19, 144A(d)	B2/B	500	476,250
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Baa2/BBB	1,000	1,052,500
Motiva Enterprises LLC, Notes, 5.75%, 01/15/20, 144A	A2/A	64	73,033
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/A	124	155,425
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19	Baa2/BBB	625	775,454
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa1/BBB	250	302,500
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa1/BBB	750	825,000
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19, 144A	Baa3/BBB	500	622,500
Pride International, Inc., Co. Gty., 8.50%, 06/15/19	Baa1/BBB+	500	635,913
Pride International, Inc., Co. Gty., 6.875%, 08/15/20	Baa1/BBB+	500	593,405
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22, 144A	Baa2/BBB+	1,250	1,269,861
Samson Investment Co., Sr. Unsec. Notes, 10.00%, 02/15/20, 144A(d)	B3/B-	1,000	1,053,750
SEACOR Holdings, Inc., Sr. Unsec. Notes, 7.375%, 10/01/19	Ba3/BB-	1,000	1,055,041
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA	1,000	1,109,700
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Baa3/BBB-	500	555,734
Valero Energy Corp., Co. Gty., 9.375%, 03/15/19	Baa2/BBB	124	162,593
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,246,049
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	750,107
Weatherford International, Ltd. Bermuda, Co. Gty., 6.75%, 09/15/40	Baa2/BBB-	2,000	2,069,144
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A	2,539	3,471,229
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32	Baa3/BBB-	81	102,747

			32,061,726

FOOD AND BEVERAGE (0.58%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A3/A	325	411,071
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A	27	39,604
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19	Baa2/BBB-	125	154,275
Delhaize Group SA, Co. Gty., 5.70%, 10/01/40	Baa3/BBB-	709	673,546

			1,278,496

HEALTHCARE (1.02%)
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB+	750	787,500
Fresenius US Finance II, Inc., Co. Gty., 9.00%, 07/15/15, 144A	Ba1/BB+	250	276,250
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18	A1/AA	500	605,052
Mylan, Inc., Co. Gty., 7.875%, 07/15/20, 144A(d)	Baa3/BBB-	500	576,974

			2,245,776

INDUSTRIAL (4.28%)
Affinion Group, Inc., Co. Gty., 11.50%, 10/15/15(d)	Caa3/CCC-	460	354,200
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20	Ba1/BBB-	640	655,547
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37	Ba1/BBB-	244	217,512
Altria Group, Inc., Co. Gty., 9.70%, 11/10/18	Baa1/BBB	317	421,422
ArcelorMittal, Sr. Unsec. Notes, 6.75%, 02/25/22	Ba1/BB+	1,200	1,230,000
ArcelorMittal, Sr. Unsec. Notes, 7.50%, 10/15/39	Ba1/BB+	405	384,750
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-	500	541,111
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(d)	Baa1/BBB	2,250	2,401,875

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE DEBT SECURITIES (Continued)
INDUSTRIAL (Continued)
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A	Baa2/BBB	$1,000	$1,116,570
Ingersoll-Rand Global Holding Co., Ltd., Co. Gty., 6.875%, 08/15/18	Baa2/BBB	185	219,121
Meccanica Holdings USA, Inc., Co. Gty., 6.25%, 07/15/19, 144A	Baa3/BB+	129	132,426
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	640,179
Waste Management, Inc., Co. Gty., 7.125%, 12/15/17	Baa3/BBB	500	588,441
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	538,237

			9,441,391

INSURANCE (9.79%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	1,800	2,222,258
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/57(b),(d)	Baa1/BBB	2,200	2,376,000
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/58(b),(d)	Baa2/BBB	2,500	3,050,000
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,404,277
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	138,875
Liberty Mutual Group, Inc., Bonds, 7.00%, 03/15/34, 144A	Baa2/BBB-	250	284,641
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/15/37, 144A(b)	Baa3/BB	500	505,000
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/58, 144A(b),(d)	Baa3/BB	1,000	1,525,000
Lincoln National Corp., Jr. Sub. Notes, 6.05%, 04/20/67(b),(d)	Baa3/BBB	500	489,840
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	732,749
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/38, 144A(d)	Baa2/BBB	500	660,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39(d)	Baa2/BBB	1,000	1,545,000
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	290,913
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	127,708
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/38(b),(d)	Baa2/BBB+	1,000	1,200,000
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42(b),(d)	Baa2/BBB+	2,500	2,506,250
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/37(b),(d)	A3/NR	500	542,500

			21,601,011

MEDIA (7.64%)
CBS Corp., Co. Gty., 8.875%, 05/15/19	Baa2/BBB	350	451,060
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,496,192
COX Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,713,275
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	601,332
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	175,337
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,443,704
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/NR	100	109,500
Nara Cable Funding, Ltd., Sr. Sec. Notes, 8.875%, 12/01/18, 144A(d)	B1/B+	1,200	1,248,000
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,621,385
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB	1,360	1,602,920
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	4,073,280
Viacom, Inc., Co. Gty., 7.875%, 07/30/30	Baa2/BBB	250	318,533

			16,854,518

MINING (3.73%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa1/BBB	500	630,817
AngloGold Ashanti Holdings PLC, Co. Gty., 5.375%, 04/15/20	Baa3/BB+	310	289,818
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18	Baa2/BBB	500	529,399
Coeur d’Alene Mines Corp., Co. Gty., 7.875%, 02/01/21, 144A(d)	B3/BB-	750	738,750
FMG Resources August 2006 Property Ltd., Sr. Unsec. Notes, 6.875%, 04/01/22, 144A(d)	B1/B+	1,200	1,164,000
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB	250	321,209
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21, 144A	Baa2/BBB	1,500	1,346,121
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-	85	110,423

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE DEBT SECURITIES (Continued)
MINING (Continued)
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(d)	Baa2/BBB	$1,000	$938,132
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(d)	Baa2/BBB	1,415	1,200,176
Xstrata Canada Financial Corp., Co. Gty., 4.95%, 11/15/21, 144A	Baa2/BBB	1,000	968,117

			8,236,962

PAPER (2.01%)
Celulosa Arauco y Constitucion SA, 4.75%, 01/11/22	Baa3/BBB-	1,085	1,077,619
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba2/BB	2,000	2,180,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa3/BBB	1,000	1,183,430

			4,441,049

REAL ESTATE INVESTMENT TRUST (REIT) (3.16%)
Biomed Realty LP, Co. Gty., 6.125%, 04/15/20	Baa3/BBB-	350	391,614
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18	Baa2/BBB-	500	574,964
Duke Realty LP, Sr. Unsec. Notes, 8.25%, 08/15/19	Baa2/BBB-	500	623,090
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17	Baa1/A-	290	327,508
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,175,920
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(d)	Baa2/BBB	1,500	1,612,149
Host Hotels & Resorts LP, Co. Gty., 6.00%, 11/01/20(d)	Baa3/BBB-	1,000	1,077,400
WEA Finance, LLC, Co. Gty., 7.125%, 04/15/18, 144A	A2/A-	500	593,378
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A	A2/A-	500	590,499

			6,966,522

RETAIL & RESTAURANT (0.33%)
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16	Baa2/BBB	500	558,909
Limited Brands, Inc., Co. Gty., 8.50%, 06/15/19	Ba1/BB+	150	174,000

			732,909

TECHNOLOGY (0.08%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	A3/BBB+	60	65,346
Mantech International Corp., Co. Gty., 7.25%, 04/15/18(d)	Ba2/BB+	100	104,000

			169,346

TELECOMMUNICATIONS (9.88%)
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 8.50%, 11/15/18	A2/A-	229	297,424
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa3/BBB-	1,000	1,203,556
Deutsche Telekom International Finance BV, Co. Gtd., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,774,542
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A	B1/NR	500	472,500
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba2/BB-	500	548,750
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba2/BB-	500	495,000
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa1/A-	1,500	1,801,704
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	920,000
Level 3 Financing, Inc., Co, Gty., 10.00%, 02/01/18(d)	B3/CCC+	610	657,275
MetroPCS Wireless, Inc., Co. Gty., 6.25%, 04/01/21, 144A(d)	Ba3/BB	935	951,363
MetroPCS Wireless, Inc., Co. Gty., 6.625%, 04/01/23, 144A(d)	Ba3/BB	1,325	1,348,188
NII Capital Corp., Co. Gty., 7.625%, 04/01/21(d)	Caa2/CCC	635	493,713
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(d)	Baa3/BBB-	1,000	1,005,000
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(d)	Baa3/BBB-	1,100	1,064,250
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(d)	Baa3/BBB-	500	502,500
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B1/BB-	1,500	1,440,000
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B1/BB-	1,000	1,100,000
Telecom Italia Capital SA, Co. Gty., 6.999%, 06/04/18	Baa3/BBB-	1,000	1,099,298
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34	Baa3/BBB-	1,000	906,804
Telecom Italia Capital SA, Co. Gty., 7.20%, 07/18/36	Baa3/BBB-	250	246,206
Trilogy International Partners LLC/Trilogy International Finance, Inc., Sr. Sec. Notes, 10.25%, 08/15/16, 144A(d)	Caa1/CCC	100	96,000

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE DEBT SECURITIES (Continued)
TELECOMMUNICATIONS (Continued)
Verizon Communications, Inc., Sr. Unsec. Notes, 8.75%, 11/01/18	A3/A-	$180	$234,601
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30	A3/A-	1,646	2,132,444

			21,791,118

TRANSPORTATION (2.92%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(d)	Baa2/BBB	250	281,250
British Airways PLC, Pass Through Certs., 5.625%, 06/20/20, 144A	Ba1/BBB	600	602,280
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 08/02/18	Ba1/BB	321	331,184
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 11/01/20	Baa2/BBB	823	922,313
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 04/02/21	Baa3/BBB-	1,203	1,311,618
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16	WR/NR	342	72,776
ERAC USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	1,766,252
Federal Express Corp., Pass Through Certs, Series 1996, Class B2, 7.84%, 01/30/18(d)	A3/BBB	1,000	1,148,370

			6,436,043

UTILITIES (4.95%)
Avista Corp., 5.95%, 06/01/18	A3/A-	500	583,961
Dominion Resources, Inc., Sr. Unsec. Notes, Series 07-A, 6.00%, 11/30/17	Baa2/A-	500	581,393
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21(d)	Ba1/BB	1,000	1,035,000
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,163,855
Electricite de France SA, Sub., 5.25%, 01/29/23, 144A(b) (c)	A3/BBB+	2,000	1,912,000
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,200,583
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A3/BBB+	500	620,073
NextEra Energy Capital Holding, Inc., Jr. Sub. Notes., Series D, 7.30%, 09/01/67(b),(d)	Baa2/BBB	500	552,500
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16	Baa1/BBB	500	563,172
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB	1,000	1,150,351
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB	460	569,342

			10,932,230

TOTAL CORPORATE DEBT SECURITIES (Cost of $161,889,251)			180,149,365

ASSET BACKED SECURITIES (3.49%)
ALM Loan Funding, Series 2012-7A, Class A2, 2.576%, 10/19/24, 144A(b)	NR/AA	2,000	2,010,340
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.463%, 05/25/36, 144A(b)	A3/AAA	49	41,685
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 01/25/42, 144A	Baa1/BBB+	1,472	1,571,305
Dryden XXIV Senior Loan Fund Notes, Class A, CLO, 1.705%, 11/15/23, 144A(b)	Aaa/AAA	2,500	2,507,525
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(e)	A2/AA-	100	101,643
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(e)	Ca/CCC	157	95,414
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	267	285,106
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A	Baa2/BBB	1,010	1,089,272

TOTAL ASSET BACKED SECURITIES (Cost of $7,546,119)			7,702,290

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (8.40%)
Banc of America Merrill Lynch Commercial Mortgage, Inc, Series 2006-2, Class AJ, 5.954%, 05/10/45(b)	NR/BBB-	$1,000	$1,043,539
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class AM, 5.954%, 05/10/45(b)	NR/AA-	1,440	1,564,282
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM, 5.531%, 01/15/46(b)	Baa2/A-	2,500	2,673,745
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	Aa3/AAA	285	313,738
CW Capital Cobalt, Ltd., Series 2007-C2, Class A3, 5.484%, 04/15/47(b)	Aaa/NR	500	555,521
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22, 144A	A1/AA+	2,000	2,079,208
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.305%, 05/15/48, 144A(b)	NR/A	735	626,646
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007- LDPX, Class A3, 5.42%, 01/15/49	Aaa/NR	160	177,148
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 6.081%, 06/15/38(b)	A2/BB	2,000	2,179,756
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.437%, 10/15/30, 144A(b)	NR/A	2,710	2,386,594
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.36%, 11/12/41	A2/NR	2,000	2,173,178
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	NR/AA+	750	846,512
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.982%, 08/12/45, 144A(b)	Baa2/NR	210	229,115
Spirit Master Funding LLC, Series 2006-1A, Class A, 5.76%, 03/20/24, 144A	Baa2/BB+	1,686	1,686,409

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $17,811,786)			18,535,391

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.83%)
FHLMC Pool # 170128, 11.50%, 06/01/15	Aaa/AA+	1	782
FHLMC Pool # 360019, 10.50%, 12/01/17	Aaa/AA+	2	1,779
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	446	497,686
FHLMC Pool # G00182, 9.00%, 09/01/22	Aaa/AA+	1	915
FNMA Pool # 124012, 12.50%, 10/01/15	Aaa/AA+	2	2,050
FNMA Pool # 303022, 8.00%, 09/01/24	Aaa/AA+	16	19,232
FNMA Pool # 303136, 8.00%, 01/01/25	Aaa/AA+	8	9,277
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	4	4,947
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	3	3,149
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	563	632,401
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	401	439,166
FNMA Pool # 889554, 6.00%, 04/01/38	Aaa/AA+	134	145,692
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	18	18,035
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	17	20,008
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	19	22,036
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	10	12,065

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $1,530,274)			1,829,220

MUNICIPAL BONDS (1.45%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	188,801
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	164,414
State of California, Build America Bonds, GO, 7.625%, 03/01/40	A1/A	1,500	2,014,755

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

MUNICIPAL BONDS (Continued)
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	$755	$831,942

TOTAL MUNICIPAL BONDS (Cost of $2,665,801)			3,199,912

U.S. TREASURY SECURITIES (1.29%)
U.S. Treasury Note, 1.00%, 10/31/16	Aaa/AA+	2,825	2,841,775

TOTAL U.S. TREASURY SECURITIES (Cost of $2,833,023)			2,841,775

GOVERNMENT BOND (0.08%)
Morocco Government International Bond, Sr. Unsec. Notes, 4.25%, 12/11/22, 144A	NR/BBB-	200	176,040

TOTAL GOVERNMENT BOND (Cost of $200,525)			176,040

		Shares
COMMON STOCK (0.02%)
MEDIA (0.02%)
Quad Graphics, Inc.		1,617	38,970

TRANSPORTATION (—%)
Delta Air Lines, Inc. (f)		1	10

TOTAL COMMON STOCK (Cost of $74,501)			38,980

PREFERRED STOCK (1.28%)
CoBank ACB, Series F, 6.250% (f)		20,000	2,054,376

Federal Home Loan Mortgage Corp, Series Z, 0.000% (f),(g)		53,779	250,072

US BANCORP, Series A, 3.500% (f)		615	533,583

TOTAL PREFERRED STOCK (Cost of $3,868,939)			2,838,031

RIGHTS (—%)
XO Holdings, Inc., Expire 12/31/99		13	—

TOTAL INVESTMENTS (98.49%) (Cost $198,420,219)*			217,311,004

OTHER ASSETS AND LIABILITIES (1.51%)			3,322,589

NET ASSETS (100.00%)			$220,633,593

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2013 and may have changed subsequently.
(b)	Variable rate security. Rate disclosed is as of June 30, 2013.
(c)	Security is perpetual. Date shown is next call date.
(d)	This security is callable.
(e)	Multi-Step Coupon. Rate disclosed is as of June 30, 2013.
(f)	Non-income producing security.
(g)	Dividend was discontinued as of September 7, 2008.

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2013, these securities amounted to $64,263,792 or 29.13% of net assets.

*Aggregate cost for Federal income tax purposes is $198,420,219.

Gross unrealized appreciation	$22,623,482
Gross unrealized depreciation	(3,732,697)

Net unrealized appreciation	$18,890,785

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available

NR - Not Rated

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of this schedule of investments.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2013

(unaudited)

A. Security Valuation – In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2013, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as of June 30, 2013.

	Total Market Value at 06/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
CORPORATE DEBT SECURITIES	$180,149,365	$—	$180,149,365	$—
ASSET BACKED SECURITIES	7,702,290	—	7,702,290	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	18,535,391	—	18,535,391	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	1,829,220	—	1,829,220	—
MUNICIPAL BONDS	3,199,912	—	3,199,912	—
U.S. TREASURY SECURITIES	2,841,775	—	2,841,775	—
GOVERNMENT BONDS	176,040	—	176,040	—
COMMON STOCK *	38,980	38,980	—	—
PREFERRED STOCK	2,838,031	2,838,031	—	—
TOTAL INVESTMENTS	$217,311,004	$2,877,011	$214,433,993	$—
* See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2013 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2013, there were no transfers between Level 1 and 2 for the Fund.

Level 3 investments are categorized with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. Rights are valued at zero and are the only Level 3 investments as of June 30, 2013.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cutwater Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	8/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	8/27/2013

By (Signature and Title)*	/s/ Joseph L. Sevely
Joseph L. Sevely, Treasurer
(principal financial officer)

Date	8/27/2013

*	Print the name and title of each signing officer under his or her signature.